Annual Fund Operating Expenses - Thrivent Global Stock Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.59%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.65%